Statements of changes in convertible preferred stock and stockholders' deficit - USD ($) $ in Thousands	Preferred stock Series A-1 Convertible Preferred Stock	Preferred stock Series A-2 Convertible Preferred Stock	Preferred stock Series B Convertible Preferred Stock	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated Deficit	Series A-1 Convertible Preferred Stock	Series A-2 Convertible Preferred Stock	Series B Convertible Preferred Stock	Total
Temporary equity
Sale of convertible preferred stock, net of issuance costs	$ 43,118
Sale of convertible preferred stock, net of issuance costs (in shares)	44,418,606
Balance at end of period at Dec. 31, 2018	$ 43,118							$ 43,118			$ 43,118
Balance at end of period (in shares) at Dec. 31, 2018	44,418,606							44,418,606
Balance at Beginning of period at Dec. 31, 2017							$ (259)				(259)
Balance at Beginning of period (in shares) at Dec. 31, 2017				3,356,519
Stockholders' equity
Common stock issued in connection with Penn license agreement					$ 856						856
Common stock issued in connection with Penn license agreement (in shares)				839,130
Net loss							(12,770)				(12,770)
Balance at end of period at Dec. 31, 2018	$ 43,118				856		(13,029)				(12,173)
Balance at end of period (in shares) at Dec. 31, 2018				4,195,649
Temporary equity
Sale of convertible preferred stock, net of issuance costs	$ 19,981	$ 46,311	$ 109,897
Sale of convertible preferred stock, net of issuance costs (in shares)	18,604,652	22,209,301	33,592,907
Reclassification of future tranche right upon exercise	$ 11,298										11,298
Balance at end of period at Sep. 30, 2019	$ 74,397	$ 46,311	$ 109,897
Balance at end of period (in shares) at Sep. 30, 2019	63,023,258	22,209,301	33,592,907
Stockholders' equity
Vesting of early exercise option awards					92						92
Vesting of early exercise option awards (in shares)				91,515
Share-based compensation expense					418						418
Net loss							(32,483)				(32,483)
Balance at end of period at Sep. 30, 2019					1,366		(45,512)				(44,146)
Balance at end of period (in shares) at Sep. 30, 2019				4,287,164
Balance at Beginning of period at Dec. 31, 2018	$ 43,118							$ 43,118			43,118
Balance at Beginning of period (in shares) at Dec. 31, 2018	44,418,606							44,418,606
Temporary equity
Sale of convertible preferred stock, net of issuance costs	$ 19,981	$ 46,311	$ 109,897
Sale of convertible preferred stock, net of issuance costs (in shares)	18,604,652	22,209,301	33,592,907
Reclassification of future tranche right upon exercise	$ 11,298										11,298
Balance at end of period at Dec. 31, 2019	$ 74,397	$ 46,311	$ 109,897					$ 74,397	$ 46,311	$ 109,897	230,605
Balance at end of period (in shares) at Dec. 31, 2019	63,023,258	22,209,301	33,592,907					63,023,258	22,209,301	33,592,907
Balance at Beginning of period at Dec. 31, 2018	$ 43,118				856		(13,029)				(12,173)
Balance at Beginning of period (in shares) at Dec. 31, 2018				4,195,649
Stockholders' equity
Vesting of early exercise option awards					100						100
Vesting of early exercise option awards (in shares)				97,390
Share-based compensation expense					1,454						1,454
Net loss							(45,634)				(45,634)
Balance at end of period at Dec. 31, 2019					2,410		(58,663)				(56,253)
Balance at end of period (in shares) at Dec. 31, 2019				4,293,039
Balance at Beginning of period at Jun. 30, 2019	$ 74,397	$ 46,311
Balance at Beginning of period (in shares) at Jun. 30, 2019	63,023,258	22,209,301
Temporary equity
Sale of convertible preferred stock, net of issuance costs			$ 109,897
Sale of convertible preferred stock, net of issuance costs (in shares)			33,592,907
Balance at end of period at Sep. 30, 2019	$ 74,397	$ 46,311	$ 109,897
Balance at end of period (in shares) at Sep. 30, 2019	63,023,258	22,209,301	33,592,907
Balance at Beginning of period at Jun. 30, 2019					1,193		(34,124)				(32,931)
Balance at Beginning of period (in shares) at Jun. 30, 2019				4,210,315
Stockholders' equity
Vesting of early exercise option awards					78						78
Vesting of early exercise option awards (in shares)				76,849
Share-based compensation expense					95						95
Net loss							(11,388)				(11,388)
Balance at end of period at Sep. 30, 2019					1,366		(45,512)				(44,146)
Balance at end of period (in shares) at Sep. 30, 2019				4,287,164
Balance at Beginning of period at Dec. 31, 2019	$ 74,397	$ 46,311	$ 109,897					$ 74,397	$ 46,311	$ 109,897	230,605
Balance at Beginning of period (in shares) at Dec. 31, 2019	63,023,258	22,209,301	33,592,907					63,023,258	22,209,301	33,592,907
Temporary equity
Conversion of convertible preferred stock upon initial public offering	$ (74,397)	$ (46,311)	$ (109,897)
Conversion of convertible preferred stock upon initial public offering (in shares)	(63,023,258)	(22,209,301)	(33,592,907)
Balance at Beginning of period at Dec. 31, 2019					2,410		(58,663)				(56,253)
Balance at Beginning of period (in shares) at Dec. 31, 2019				4,293,039
Stockholders' equity
Vesting of early exercise option awards					34						34
Vesting of early exercise option awards (in shares)				551,130
Unrealized loss on available-for-sale securities						$ (40)					(40)
Sale of common stock upon consummation of initial public offering, net of issuance costs				$ 1	227,498						227,499
Sale of common stock upon consummation of initial public offering, net of issuance costs (in shares)				13,798,900
Conversion of convertible preferred stock upon initial public offering				$ 3	230,602						230,605
Conversion of convertible preferred stock upon initial public offering (in shares)				26,803,777
Share-based compensation expense					10,256						10,256
Net loss							(73,288)				(73,288)
Balance at end of period at Sep. 30, 2020				$ 4	470,890	(40)	(131,951)				338,903
Balance at end of period (in shares) at Sep. 30, 2020				45,534,682
Balance at Beginning of period at Jun. 30, 2020				$ 4	466,812		(103,420)				363,396
Balance at Beginning of period (in shares) at Jun. 30, 2020				45,443,541
Stockholders' equity
Vesting of early exercise option awards					1						1
Vesting of early exercise option awards (in shares)				48,081
Unrealized loss on available-for-sale securities						(40)					(40)
Share-based compensation expense					4,033						4,033
Net loss							(28,531)				(28,531)
Balance at end of period at Sep. 30, 2020				$ 4	$ 470,890	$ (40)	$ (131,951)				$ 338,903
Balance at end of period (in shares) at Sep. 30, 2020				45,534,682